Impairment loss on marketable securities and investments in associated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Archer	Dec. 31, 2012 Archer	Dec. 31, 2011 Archer	Dec. 31, 2012 Seahawk
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Current fair value of investment					$ 121	$ 393
Share in results from associated companies (loss)/gain	(223)	(220)	(420)	221		463
Impairment loss on investments	$ 0	$ 0	$ 10				$ 10